Property Plant and Equipment - Summary of Property Plant and Equipment (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Cost	¥ 490	¥ 323
Additions	413	263
Disposals	(39)	(14)
Depreciation charge	(61)	(82)	¥ (90)
Closing net book amount	803	490	323
Gross carrying amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	940	747
Closing net book amount	1,174	940	747
Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(450)	(424)
Closing net book amount	(371)	(450)	(424)
Servers And Network Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	50	70
Additions	4	12
Disposals	(6)	(5)
Depreciation charge	(20)	(27)
Closing net book amount	28	50	70
Servers And Network Equipment [Member] | Gross carrying amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	335	354
Closing net book amount	219	335	354
Servers And Network Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(285)	(284)
Closing net book amount	(191)	(285)	(284)
Leasehold improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	70	84
Transfer from construction in progress	1	1
Additions	9	21
Disposals	(32)	(3)
Depreciation charge	(24)	(33)
Closing net book amount	24	70	84
Leasehold improvements [Member] | Gross carrying amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	168	166
Closing net book amount	135	168	166
Leasehold improvements [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(98)	(82)
Closing net book amount	(111)	(98)	(82)
Construction In Progress RMB Million [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	341	132
Transfer from construction in progress	(1)	(1)
Additions	378	210
Closing net book amount	718	341	132
Construction In Progress RMB Million [Member] | Gross carrying amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	341	132
Closing net book amount	718	341	132
Office Furniture Equipment And Other [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	29	37
Additions	22	20
Disposals	(1)	(6)
Depreciation charge	(17)	(22)
Closing net book amount	33	29	37
Office Furniture Equipment And Other [Member] | Gross carrying amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	96	95
Closing net book amount	102	96	95
Office Furniture Equipment And Other [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(67)	(58)
Closing net book amount	¥ (69)	¥ (67)	¥ (58)